SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Movement in the allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Convenience Translation
Convenience translation at noon buying rate	6.9618	6.9618
Short-term Investments
Interest income from short-term investments	$ 6	¥ 39	$ 158
Movement in the Allowances for Doubtful Debts
Balance at beginning of year	28	198		¥ 18
Additional provision	24	168		334
Write-offs	(27)	(189)		(154)
Balance at end of year	$ 25	¥ 177	$ 28	¥ 198